Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of restricted shares awards
Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of Restricted Shares Awards	134,500
Restricted Shares Awards vesting each period	44,833
Grant date fair value (USD)	7.896

Schedule of restricted shares
2020
Balance at 1 January	—
Restricted shares granted	134,500
Balance at 31 December	134,500

Schedule of earnout shares
	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
31 December 2020	88	43,814	8,511	4,714	57,039